Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2025
C000085566
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
Average Annual Return, Percent	13.77%		6.43%	4.35%
C000049133
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
Average Annual Return, Percent	8.98%		5.96%	4.41%
Without Sales Load [Member] | C000085566
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%		7.22%	5.14%
Without Sales Load [Member] | C000049132
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		6.43%	4.35%
Without Sales Load [Member] | C000049133
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%		8.05%	5.67%
Without Sales Load [Member] | C000049130
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%		7.22%	5.03%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%		2.81%	1.81%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		4.72%	3.87%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%		2.81%	1.81%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		4.72%	3.87%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%		2.81%	1.81%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		4.72%	3.87%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%		2.81%	1.81%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		4.72%	3.87%